Operating Lease Future Minimum Payment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases Future Minimum Payments Due [Line Items]
Year 2014	$ 1,722
Year 2015 and thereafter	315
Operating Leases, Future Minimum Payments Due, Total	$ 2,037